UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-09561
(Investment Company Act File Number)

Century Capital Management Trust
(Exact Name of Registrant as Specified in Charter)

c/o Century Capital Management, LLC
100 Federal Street, Boston, MA 02110
(Address of Principal Executive Offices)

Julie A. Smith
Century Capital Management, LLC
100 Federal Street, Boston, MA 02110
(Name and Address of Agent for Service)

(617) 482-3060
(Registrant’s Telephone Number)

Date of Fiscal Year End: October 31

Date of Reporting Period: January 31, 2017

Item 1.	Schedule of Investments.

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 92.8%

Consumer Discretionary - 17.7%
Auto Components - 2.5%
130,052	BorgWarner, Inc.	$5,310,023

Diversified Consumer Services - 1.9%
184,852	H&R Block, Inc.	3,966,924

Hotels, Restaurants & Leisure - 2.0%
78,515	Starbucks Corp.	4,335,598

Internet & Direct Marketing Retail - 4.5%
11,579	Amazon.com, Inc.(a)	9,535,075

Multiline Retail - 2.2%
60,753	Dollar Tree, Inc.(a)	4,689,524

Specialty Retail - 4.6%
5,376	AutoZone, Inc.(a)	3,897,493
41,995	Home Depot, Inc.	5,777,672
		9,675,165
Total Consumer Discretionary		37,512,309

Consumer Staples - 3.1%
Beverages - 3.1%
63,109	PepsiCo, Inc.	6,549,452

Financials - 7.2%
Capital Markets - 6.8%
177,957	Charles Schwab Corp.	7,338,946
67,916	Moody's Corp.	7,040,852
		14,379,798
Diversified Financial Services - 0.4%
4	Berkshire Hathaway, Inc., Class A(a)	983,922

Total Financials		15,363,720

Health Care - 8.9%
Biotechnology - 3.2%
57,811	Celgene Corp.(a)	6,714,748

Health Care Providers & Services - 2.9%
71,633	AmerisourceBergen Corp.	6,252,128

Pharmaceuticals - 2.8%
27,291	Allergan PLC(a)	5,973,727

Total Health Care		18,940,603

Industrials - 6.6%
Air Freight & Logistics - 3.0%
58,623	United Parcel Service, Inc., Class B	6,397,528

Professional Services - 3.6%
91,840	Verisk Analytics, Inc.(a)	7,589,657
Total Industrials		13,987,185

Information Technology - 35.9%
Internet Software & Services - 6.6%
8,952	Alphabet, Inc., Class A(a)	7,342,341
8,547	Alphabet, Inc., Class C(a)	6,810,164
		14,152,505
IT Services - 8.9%
123,560	Cognizant Technology Solutions Corp., Class A(a)	6,498,020
113,940	Visa, Inc., Class A	9,423,977
154,063	Western Union Co.	3,016,554
		18,938,551
Semiconductors & Semiconductor Equipment - 3.5%
80,205	Skyworks Solutions, Inc.	7,358,007

Software - 9.0%
54,872	Adobe Systems, Inc.(a)	6,221,387
35,798	Citrix Systems, Inc.(a)	3,264,420
149,155	Microsoft Corp.	9,642,871
		19,128,678
Technology Hardware, Storage & Peripherals - 7.9%
91,015	Apple, Inc.	11,044,670
71,867	Western Digital Corp.	5,729,956
		16,774,626
Total Information Technology		76,352,367

Materials - 3.4%
Chemicals - 3.4%
78,438	LyondellBasell Industries NV, Class A	7,315,912

Real Estate - 7.8%
Equity Real Estate Investment Trusts (REITs) - 5.1%
58,448	American Tower Corp.	6,049,368
12,142	Equinix, Inc.	4,674,427
		10,723,795
Real Estate Management & Development - 2.7%
190,413	CBRE Group, Inc., Class A(a)	5,780,939

Total Real Estate		16,504,734

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 2.2%
112,616	AT&T, Inc.	4,747,890

TOTAL COMMON STOCKS
(Cost $133,476,529)		197,274,172

See Notes to Portfolio of Investments

CENTURY FUNDS

Shares		Value
SHORT-TERM INVESTMENTS - 6.0%

Money Market Fund - 6.0%
12,833,922	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.47% 7 Day Yield)	$12,833,922

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,833,922)		12,833,922

TOTAL INVESTMENTS - 98.8%
(Cost $146,310,451)		210,108,094

Other Assets in Excess of Liabilities - 1.2%		2,456,588
NET ASSETS - 100.0%		$212,564,682

(a)	Non-income producing security.

Abbreviations:
NV	- Naamloze Vennootschap (Dutch: Limited Liability Company)
PLC	- Public Limited Company

Gross appreciation on investments (excess of value over tax cost)	$64,379,968
Gross depreciation on investments (excess of tax cost over value)	(706,022)
Net unrealized appreciation	$63,673,946
Cost of investments for federal income tax purposes	$146,434,148

See Notes to Portfolio of Investments

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 96.4%

Consumer Discretionary - 18.1%
Auto Components - 1.2%
17,204	LCI Industries	$1,888,139

Diversified Consumer Services - 4.9%
47,830	Bright Horizons Family Solutions, Inc.(a)	3,389,234
70,776	Grand Canyon Education, Inc.(a)	4,174,368
		7,563,602
Hotels, Restaurants & Leisure - 2.3%
14,138	Choice Hotels International, Inc.	784,659
15,571	Vail Resorts, Inc.	2,671,050
		3,455,709
Household Durables - 2.9%
36,157	CalAtlantic Group, Inc.	1,260,794
54,110	iRobot Corp.(a)	3,276,902
		4,537,696
Multiline Retail - 2.0%
62,779	Big Lots, Inc.	3,138,950

Specialty Retail - 4.8%
92,432	American Eagle Outfitters, Inc.	1,396,647
33,267	Children's Place, Inc.	3,226,899
144,167	Tile Shop Holdings, Inc.(a)	2,753,590
		7,377,136
Total Consumer Discretionary		27,961,232

Consumer Staples - 2.9%
Household Products - 1.1%
34,854	Energizer Holdings, Inc.	1,759,081

Personal Products - 1.8%
81,064	Inter Parfums, Inc.	2,764,283

Total Consumer Staples		4,523,364

Energy - 4.2%
Energy Equipment & Services - 0.7%
19,010	U.S. Silica Holdings, Inc.	1,124,251

Oil, Gas & Consumable Fuels - 3.5%
33,738	Delek U.S. Holdings, Inc.	755,731
82,860	Matador Resources Co.(a)	2,181,704
184,921	Sanchez Energy Corp.(a)	2,452,053
		5,389,488
Total Energy		6,513,739

Financials - 9.1%
Banks - 5.4%
88,001	Berkshire Hills Bancorp, Inc.	3,115,235
40,739	Eagle Bancorp, Inc.(a)	2,495,264
83,422	Hanmi Financial Corp.	2,765,439
		8,375,938
Capital Markets - 1.4%
60,558	Cohen & Steers, Inc.	2,112,869

Thrifts & Mortgage Finance - 2.3%
111,173	Washington Federal, Inc.	3,652,033

Total Financials		14,140,840

Health Care - 20.9%
Biotechnology - 2.9%
37,210	Acceleron Pharma, Inc.(a)	903,459
55,912	Global Blood Therapeutics, Inc.(a)	902,979
47,222	Ironwood Pharmaceuticals, Inc.(a)	679,052
12,055	TESARO, Inc.(a)	1,963,036
		4,448,526
Health Care Equipment & Supplies - 3.5%
38,110	Inogen, Inc.(a)	2,453,141
118,043	Merit Medical Systems, Inc.(a)	2,998,292
		5,451,433
Health Care Providers & Services - 7.8%
67,437	Acadia Healthcare Co., Inc.(a)	2,587,558
16,529	Almost Family, Inc.(a)	780,995
56,093	AMN Healthcare Services, Inc.(a)	2,010,934
106,464	Surgery Partners, Inc.(a)	1,969,584
52,079	VCA, Inc.(a)	4,718,357
		12,067,428
Life Sciences Tools & Services - 6.0%
30,918	Cambrex Corp.(a)	1,621,649
41,936	Charles River Laboratories International, Inc.(a)	3,388,429
161,063	NeoGenomics, Inc.(a)	1,298,168
51,653	PRA Health Sciences, Inc.(a)	3,026,349
		9,334,595
Pharmaceuticals - 0.7%
35,782	Dermira, Inc.(a)	1,053,422

Total Health Care		32,355,404

Industrials - 13.3%
Air Freight & Logistics - 0.8%
54,392	Echo Global Logistics, Inc.(a)	1,291,810

Airlines - 1.3%
36,648	Spirit Airlines, Inc.(a)	1,980,458

Building Products - 1.4%
49,113	Simpson Manufacturing Co., Inc.	2,137,398

See Notes to Portfolio of Investments

CENTURY FUNDS

Shares		Value
Industrials - 13.3% (continued)

Construction & Engineering - 3.3%
30,101	Dycom Industries, Inc.(a)	$2,427,947
48,832	Granite Construction, Inc.	2,740,940
		5,168,887
Machinery - 1.2%
21,218	John Bean Technologies Corp.	1,832,174

Professional Services - 2.5%
85,295	On Assignment, Inc.(a)	3,862,157

Road & Rail - 1.1%
34,894	Saia, Inc.(a)	1,676,657

Trading Companies & Distributors - 1.7%
144,362	BMC Stock Holdings, Inc.(a)	2,699,569

Total Industrials		20,649,110

Information Technology - 20.4%
Communications Equipment - 0.4%
7,748	Arista Networks, Inc.(a)	728,312

Internet Software & Services - 3.5%
52,488	j2 Global, Inc.	4,399,019
18,485	Shutterstock, Inc.(a)	994,493
		5,393,512
IT Services - 2.6%
105,597	PFSweb, Inc.(a)	793,033
114,179	WNS Holdings Ltd., Sponsored ADR(a)	3,247,251
		4,040,284
Semiconductors & Semiconductor Equipment - 5.4%
46,028	Cavium, Inc.(a)	3,047,514
60,926	Inphi Corp.(a)	2,791,629
100,629	Integrated Device Technology, Inc.(a)	2,534,845
		8,373,988
Software - 8.5%
62,036	CyberArk Software Ltd.(a)	3,291,630
44,542	Gigamon, Inc.(a)	1,476,567
52,797	Manhattan Associates, Inc.(a)	2,706,374
69,331	Paycom Software, Inc.(a)	3,205,866
104,681	RingCentral, Inc., Class A(a)	2,444,302
		13,124,739
Total Information Technology		31,660,835

Materials - 4.3%
Chemicals - 4.3%
42,737	Balchem Corp.	3,642,902
33,136	Scotts Miracle-Gro Co., Class A	3,047,518
Total Materials		6,690,420

Real Estate - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
48,884	QTS Realty Trust, Inc., Class A	2,463,265

Telecommunication Services - 1.6%
Wireless Telecommunication Services - 1.6%
89,236	Shenandoah Telecommunications Co.	2,431,681

TOTAL COMMON STOCKS
(Cost $119,966,066)		149,389,890

SHORT-TERM INVESTMENTS - 2.9%

Money Market Fund - 2.9%
4,426,911	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.47% 7 Day Yield)	4,426,911

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,426,911)		4,426,911

TOTAL INVESTMENTS - 99.3%
(Cost $124,392,977)		153,816,801

Other Assets in Excess of Liabilities - 0.7%		1,076,486
NET ASSETS - 100.0%		$154,893,287

(a)	Non-income producing security.

Abbreviations:
ADR	- American Depositary Receipt
Ltd.	- Limited

Gross appreciation on investments (excess of value over tax cost)	$31,791,290
Gross depreciation on investments (excess of tax cost over value)	(3,039,258)
Net unrealized appreciation	$28,752,032
Cost of investments for federal income tax purposes	$125,064,769

See Notes to Portfolio of Investments

CENTURY FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS
January 31, 2017 (Unaudited)

A. Security Valuations — Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service. If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, fair value is generally determined using closing bid prices. In the absence of readily available market quotes, securities and other assets will be valued at fair value, as determined in good faith under procedures established by and under the general supervision of the Funds’ Board of Trustees. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value unless particular circumstances dictate otherwise (for example, if the issuer’s creditworthiness has become impaired). Investments in open-end mutual funds are valued at their closing net asset value each business day.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Funds’ investments carried at fair value:

Century Shares Trust
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$197,274,172	$–	$–	$197,274,172
Short-Term Investments	12,833,922	–	–	12,833,922
TOTAL	$210,108,094	$–	$–	$210,108,094

Century Small Cap Select Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$149,389,890	$–	$–	$149,389,890
Short-Term Investments	4,426,911	–	–	4,426,911
TOTAL	$153,816,801	$–	$–	$153,816,801

*	At January 31, 2017 the Funds held investments in common stocks classified as Level 1, with corresponding major categories as shown on each Fund’s Portfolio of Investments.

The Funds recognize transfers into and out of all levels at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

Item 2.	Controls and Procedures.

(a)
The Registrant's principal executive and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.

(b)
There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CENTURY CAPITAL MANAGEMENT TRUST

By:	/s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date: March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date: March 30, 2017

By:	/s/ Julie A. Smith
Name:	Julie A. Smith
Title:	Principal Financial Officer

Date: March 30, 2017